Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense	$ 26,654	$ 17,143	$ 3,323
Net interest income	54,079	54,719	51,108
Noninterest income	27,715	22,914	26,689
Salaries and employee benefits	28,209	26,640	26,130
Occupancy	8,686	7,962	8,048
Noninterest expense	61,150	56,144	56,030
Appraisal management fee expense	9,263	7,559	9,264
Income tax expense (benefit)	4,576	4,377	4,172
Net earnings	16,353	15,546	16,123
Total assets	1,651,962	1,635,910
Banking Operations [Member]
Interest income	80,699	71,830	54,416
Interest expense	25,538	16,066	2,796
Net interest income	55,161	55,764	51,620
Provision for credit losses	(285)	1,566	1,472
Noninterest income	16,024	13,322	15,012
Salaries and employee benefits	27,037	25,501	24,876
Occupancy	8,683	7,959	8,045
Appraisal management fee income	0	0	0
Noninterest expense	13,908	13,059	11,512
Appraisal management fee expense	0	0	0
Income tax expense (benefit)	4,749	4,591	4,248
Net earnings	17,093	16,410	16,479
Total assets	1,647,020	1,631,767	1,617,212
CBRES [Member]
Interest income	0	0	0
Interest expense	0	0	0
Net interest income	0	0	0
Provision for credit losses	0	0	0
Noninterest income	0	0	14
Salaries and employee benefits	766	758	917
Occupancy	3	3	3
Appraisal management fee income	11,691	9,592	11,663
Noninterest expense	798	675	755
Appraisal management fee expense	9,263	7,559	9,264
Income tax expense (benefit)	199	138	166
Net earnings	662	459	552
Total assets	4,340	3,681	3,227
Other [Member]
Interest income	34	32	15
Interest expense	1,116	1,077	527
Net interest income	(1,082)	(1,045)	(512)
Provision for credit losses	0	0	0
Noninterest income	0	0	0
Salaries and employee benefits	406	381	337
Occupancy	0	0	0
Appraisal management fee income	0	0	0
Noninterest expense	286	249	301
Appraisal management fee expense	0	0	0
Income tax expense (benefit)	(372)	(352)	(242)
Net earnings	(1,402)	(1,323)	(908)
Total assets	602	462	488
Consolidated [Member]
Interest income	80,733	71,862	54,431
Interest expense	26,654	17,143	3,323
Net interest income	54,079	54,719	51,108
Provision for credit losses	(285)	1,566	1,472
Noninterest income	16,024	13,322	15,026
Salaries and employee benefits	28,209	26,640	26,130
Occupancy	8,686	7,962	8,048
Appraisal management fee income	11,691	9,592	11,663
Noninterest expense	14,992	13,983	12,588
Appraisal management fee expense	9,263	7,559	9,264
Income tax expense (benefit)	4,576	4,377	4,172
Net earnings	16,353	15,546	16,123
Total assets	$ 1,651,962	$ 1,635,910	$ 1,620,927